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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   March 31, 2002
                                                --------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

March 31, 2002

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                  COM         002893-10-5        454,818     18,200         X         1               18,200
Agnico Eagle Mines, Ltd            COM         008474-10-8        474,656     22,400         X         1               22,400
Alcan Inc                          COM         01371610-5       1,890,900     30,000         X         1               30,000
Alliance Atlantis                  COM         01853E-20-4        230,528     12,800         X         1               12,800
Ampex Corp.                        COM         032092-10-8         29,826    186,411    X              0   186,411
Angiotech Pharm                    COM         34918-10-2         377,520      5,200         X         1                5,200
Ballard Power Systems              COM         05858H-10-4      1,333,908     27,600         X         1               27,600
Bank of Montreal                   COM         06367-11-0       2,687,952     69,600         X         1               69,600
BCE Inc.                           COM         05534-B1-0       1,156,973     41,350         X         1               41,350
Biomira                            COM         09161R10-6          95,976     17,200         X         1               17,200
Boardwalk Equities                 COM         09661310-4         147,960     10,800         X         1               10,800
Brascan Corp                       COM         1054P-60-6       6,802,000    200,000         X         1              200,000
Brookfield PPTYS                   COM         112900-10-5        854,514     28,109         X         1               28,109
Budget Group, Inc.                 COM         119003-10-1        419,417  1,310,679    X              0 1,310,679
Canadian 88 Energy                 COM         13566G-50-9        111,132     44,100         X         1               44,100
Canadian Imperial Bank             COM         13606910-1      12,911,690    235,400         X         1              235,400
Canadian Life Financial            COM         135113-10-8      2,140,000     53,500         X         1               53,500
Canadian National Ry               COM         13637-51-0       4,614,480     58,000         X         1               58,000
Canadian Pacific Ry                COM         13645T10-0       2,667,040     79,000         X         1               79,000
Certicom Corp                      COM         15691510-0          34,680     10,200         X         1               10,200
CHC Helicopter Corp                COM         12541C20-3         122,728      4,600         X         1                4,600
Cognicase Inc                      COM         19242310-0         136,065     14,100         X         1               14,100
Coinstar Inc.                      COM         19259P-30-0      1,158,850     35,000    X              0     35000
Corel Corp.                        COM         21868Q-10-9         51,060     26,800         X         1               26,800
Creo Products                      COM         13566G-50-9        272,896     16,400         X         1               16,400
Cryptologic Inc                    COM         228906-10-3         72,571      3,100         X         1                3,100
Crystallex Intl Corp               COM         22942F-10-1         82,215     26,100         X         1               26,100
Dean Foods                         COM         242370-10-4     45,602,370  1,204,500    X              0   154,747
Decoma Intl                        COM         13566G-50-9        114,920      6,800         X         1                6,800
Descartes Systems                  COM         249906-10-8        200,096     16,900         X         1               16,900
Devon Energy Corp                  COM         25179M103        7,627,480    154,747    X              0   154,747
Dorel Industries                   COM         25822C-20-5        253,280      8,100         X         1                8,100
Echo Bay Mines                     COM         278751-10-2         67,636     45,700         X         1               45,700
Exfo-electro optic                 COM         302043-10-4         76,692      7,700         X         1                7,700
Enbridge Inc.                      COM         29250N10-5       9,361,989    209,300         X         1              209,300
Evergreen Resources                COM         299900-30-8     41,443,962    993,860    X              0   993,860
Extendicare Inc.                   COM         30224T-87-1        111,780     20,700         X         1               20,700
Firstservice Corp                  COM         33761N10-9         154,748      4,400         X         1                4,400
Four Seasons Hotels                sub vtg shs 35100E10-4       1,478,575     17,500         X         1               17,500
Fording Inc                        COM         34542610-0         539,760     17,300         X         1               17,300
GSI Lumonics                       COM         34542610-0         212,135     13,300         X         1               13,300
GT Group Telecom                   COM         36235940-8          12,084     21,200         X         1               21,200
Glamis Gold, Ltd.                  COM         376775-10-2        229,910     27,700         X         1               27,700
Goldcorp Inc                       COM         38095640-9         765,900     27,600         X         1               27,600
Golden State Vintners              COM         38121K-20-8      2,305,433    658,695    X              0    658695
Hemosaol                           COM         42369K10-2          62,775     13,500         X         1               13,500
Hummingbird Commun                 COM         44544R-10-1        204,600      6,200         X         1                6,200
Hurricane Hydrocarbon              COM         44779E10-6         453,150     19,000         X         1               19,000
ID Biomedical                      COM         44936D10-8          53,233      5,580         X         1                5,580
Imperial Oil                       COM         45303840-8       2,704,650     57,000         X         1               57,000
Intertape Plymr Grp                COM         460919-10-3        162,800     11,200         X         1               11,200
Intrawest Corp.                    COM         460915-20-0        384,336     15,400         X         1               15,400
IPSCO Inc.                         COM         462622-10-1        347,726     15,800    X              0    15,800
Kinross Gold                       COM         49690210-7         240,555    118,500         X         1              118,500
K-Swiss, Inc                       COM         482686-10-2      8,396,000    200,000    X              1              200,000
Eli Lilly & Co.                    COM         532457-10-8        106,985      1,404    X              0      1404
Leitch                             COM         52543H10-7          89,628      9,700         X         1                9,700
Lions Gate Int                     COM         53591920-3          55,695     14,100         X         1               14,100
LodgeNet Entertainment             COM         540211-10-9      2,736,000    160,000    X              0    160000
MDC Corporation                    COM         55267W-30-9         32,000      5,300         X         1                5,300
Methanex                           COM         59151K-10-8        422,902     27,600         X         1               27,600
Moore Corp, LTD                    COM         615785-10-2        572,700     37,200         X         1               37,200
Nabors Industries, Inc.            COM         629568-10-6      5,492,500    337,900    X              0   337,900
Noranda                            COM         65542210-3       1,543,100    130,000         X         1              130,000
Open Text Corp.                    COM         683715-10-6        267,129      6,700         X         1                6,700
Pan American Silver                COM         697900-10-8        120,560     13,700         X         1               13,700
Petro Canada                       COM         71644E10-2       4,639,780    113,000         X         1              113,000
Potash Corp of Sask                COM         73755L10-7         289,100      2,800         X         1                2,800
QLT Phototherapeut                 COM         746927-10-2        446,963     22,700         X         1               22,700
Quebecor Printing                  COM         748203-10-6      3,986,520     95,600         X         1               95,600
Research In Motion                 COM         760975-10-2        802,554     19,900         X         1               19,900
Royal Bank of CDA                  COM         788087-10-2     12,278,560    230,800         X         1              230,800
Royal Group Tech                   COM         779915-10-7        768,825     25,500         X         1               25,500
Sierra Wireless                    COM         826516-10-6        159,000      5,300         X         1     4,600      4,600
Steinway Musical Inst.             COM         858495-10-4     29,713,395  1,543,553    X              0 1,543,553
Tesco Corp.                        COM         88157K-10-1        224,305     11,300         X         1               11,300
TLC Laser Eye                      COM         87255E-10-8         68,040     12,600         X         1               12,600
Toronto Dominion                   COM         89116-05-0      11,392,650    261,000         X         1               22,300
Trans Canada Pplns                 COM         893526-10-3      6,847,200    317,000         X         1             317, 000
Vasogen                            COM         92232F-10-3         96,064     15,200         X         1               12,600
Verizon Communications             COM         92343V-10-4      3,549,695     84,116    X              0    84,116
Westcast Industries                COM         92232F-10-3         99,750      1,900         X         1               12,600
Westaim Corp                       COM         956909-10-5        124,160     25,600         X         1               22,300
Zi Corporation                     COM         988918-10-8        101,616     12,300         X         1               10,800

TOTALS                                                        252,762,305 10,068,604                     5,661,512  2,572,839
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